Loss and loss adjustment expense reserves - Schedule of activity in the reserve for losses and loss adjustment expenses (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross reserves for loss and loss adjustment expenses, beginning of year	$ 134,331	$ 67,271	$ 67,271	$ 0
Less: loss and loss adjustment expenses recoverable, beginning of year	9,277	0	0	0
Net reserves for loss and loss adjustment expenses, beginning of year	125,054	67,271	67,271	0
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	149,325	107,279	144,509	80,306
Prior years'	1,458	(3,600)	(4,697)	0
Total incurred loss and loss adjustment expenses	150,783	103,679	139,812	80,306
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(41,538)	(14,951)	(27,528)	(13,035)
Prior years'	(48,398)	(18,576)	(54,501)	0
Total net paid losses	(89,936)	(33,527)	(82,029)	(13,035)
Net reserve for loss and loss adjustment expenses, end of year	(185,901)	(137,423)	125,054	67,271
Plus: loss and loss adjustment expenses recoverable, end of year	1,412	6,284	9,277	0
Gross reserve for loss and loss adjustment expenses, end of year	187,313	143,707	134,331	67,271
Favorable Loss Experience on Several Contracts
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years'	900		(1,300)
Premium Estimate Decreases Related to One Crop Contract
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years'	600		(3,400)
Decrease in Reserve [Member]
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years'			$ (3,600)